Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000169744 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000169744 [Member] | PNC Financial Services Group The Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000169744 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000169744 [Member] | U S Bancorp [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000169744 [Member] | Citizens Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000169744 [Member] | Truist Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000169744 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000169744 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000169744 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000169744 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000169744 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
C000169744 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000169745 [Member] | Archer Daniels Midland Co [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000169745 [Member] | PepsiCo Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000169745 [Member] | Corteva Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000169745 [Member] | Monster Beverage Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000169745 [Member] | General Mills Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000169745 [Member] | Hershey The Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000169745 [Member] | Conagra Brands Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000169745 [Member] | Tyson Foods Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000169745 [Member] | Mondelez International Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000169745 [Member] | Kraft Heinz The Co [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000169745 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	93.30%
C000169745 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000169745 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000169746 [Member] | Schlumberger N V [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000169746 [Member] | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000169746 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000169746 [Member] | Devon Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000169746 [Member] | Marathon Petroleum Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000169746 [Member] | EOG Resources Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000169746 [Member] | Occidental Petroleum Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000169746 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000169746 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000169746 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000169746 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
C000169746 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000169746 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000169747 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000169747 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000169747 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000169747 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000169747 [Member] | Bristol Myers Squibb Co [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000169747 [Member] | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000169747 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000169747 [Member] | Biogen Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000169747 [Member] | Vertex Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000169747 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000169747 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
C000169747 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000169748 [Member] | Prosus N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000169748 [Member] | PDD Holdings Inc ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000169748 [Member] | Shopify Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000169748 [Member] | Kuaishou Technology [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000169748 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000169748 [Member] | Baidu Inc ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000169748 [Member] | JD Health International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000169748 [Member] | Alibaba Health Information Technology Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000169748 [Member] | Reddit Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000169748 [Member] | Alibaba Group Holding Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000169748 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000169748 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000169748 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000169748 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000169748 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	39.20%
C000169748 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.60%
C000169748 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000169748 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000169749 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000169749 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000169749 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000169749 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000169749 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000169749 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000169749 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000169749 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000169749 [Member] | Amkor Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000169749 [Member] | Skyworks Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000169749 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000169749 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000169750 [Member] | United Parcel Service Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000169750 [Member] | PACCAR Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000169750 [Member] | United Rentals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000169750 [Member] | FedEx Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000169750 [Member] | CSX Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000169750 [Member] | United Airlines Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000169750 [Member] | Ford Motor Co [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000169750 [Member] | General Motors Co [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000169750 [Member] | Union Pacific Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000169750 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000169750 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	64.50%
C000169750 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.40%
C000169750 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000190378 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000190378 [Member] | United Microelectronics Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000190378 [Member] | HDFC Life Insurance Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000190378 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000190378 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000190378 [Member] | Maruti Suzuki India Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000190378 [Member] | Synnex Technology International Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000190378 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000190378 [Member] | SBI Cards And Payment Services Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000190378 [Member] | Catcher Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000190378 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.30%
C000190378 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000190378 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000190378 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000190378 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000190378 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000190378 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000190378 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000190378 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000190378 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000190379 [Member] | Schlumberger N V [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000190379 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000190379 [Member] | Lowes Cos Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000190379 [Member] | Hartford Insurance Group The Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000190379 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000190379 [Member] | Kimberly Clark Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000190379 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000190379 [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000190379 [Member] | NVR Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000190379 [Member] | CF Industries Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000190379 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%
C000190379 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%
C000190379 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000190379 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000190379 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000190379 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000190379 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000190379 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000190379 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000190379 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000190380 [Member] | InterDigital Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000190380 [Member] | C H Robinson Worldwide Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000190380 [Member] | Laureate Education Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000190380 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000190380 [Member] | Ensign Group The Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000190380 [Member] | Gentex Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000190380 [Member] | PulteGroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000190380 [Member] | Globe Life Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000190380 [Member] | Leidos Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000190380 [Member] | Donaldson Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000190380 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.20%
C000190380 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000190380 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000190380 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000190380 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000190380 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.80%
C000190380 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000190380 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000190380 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000190381 [Member] | InterDigital Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000190381 [Member] | Ensign Group The Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000190381 [Member] | Halozyme Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000190381 [Member] | Adtalem Global Education Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000190381 [Member] | Installed Building Products Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000190381 [Member] | HCI Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000190381 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000190381 [Member] | Oscar Health Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000190381 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000190381 [Member] | Medpace Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000190381 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%
C000190381 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000190381 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000190381 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000190381 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000190381 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000190381 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%
C000190381 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000190381 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000190381 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000190382 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000190382 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000190382 [Member] | HP Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000190382 [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000190382 [Member] | Hewlett Packard Enterprise Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000190382 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000190382 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000190382 [Member] | Microchip Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000190382 [Member] | Interpublic Group of The Cos Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000190382 [Member] | Best Buy Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000190382 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000190382 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000190382 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000190382 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000190382 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.50%
C000190382 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000190382 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000190382 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000190382 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000190382 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000227379 [Member] | Kuaishou Technology [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000227379 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000227379 [Member] | Nintendo Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000227379 [Member] | Take Two Interactive Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000227379 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000227379 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000227379 [Member] | NetEase Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000227379 [Member] | ROBLOX Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000227379 [Member] | Electronic Arts Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000227379 [Member] | Warner Bros Discovery Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000227379 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000227379 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000227379 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.60%
C000227379 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	66.90%
C000227379 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000227379 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000227613 [Member] | WuXi AppTec Co Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000227613 [Member] | Hoya Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000227613 [Member] | Smith And Nephew PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000227613 [Member] | ResMed Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000227613 [Member] | West Pharmaceutical Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000227613 [Member] | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000227613 [Member] | Exact Sciences Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000227613 [Member] | Insulet Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000227613 [Member] | Mettler Toledo International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000227613 [Member] | Bio Rad Laboratories Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000227613 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000227613 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000248907 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000248907 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000248907 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000248907 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000248907 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000248907 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000248907 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000248907 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000248907 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000248907 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000248907 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000248907 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000248907 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000248907 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000248907 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	45.90%
C000248907 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000248907 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000248907 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000251153 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000251153 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000251153 [Member] | General Motors Co [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000251153 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000251153 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000251153 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000251153 [Member] | Yum Brands Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000251153 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000251153 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000251153 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000251153 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000251153 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000251153 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000251153 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000251153 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	41.70%
C000251153 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000251153 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000251153 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000251153 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000251153 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000259078 [Member] | First Trust Intermediate Duration Investment Grade Corporate ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000259078 [Member] | FT Vest Gold Strategy Target Income ETF [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000259078 [Member] | FT Vest S And P 500 Dividend Aristocrats Target Income ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000259078 [Member] | FT Vest SMID Rising Dividend Achievers Target Income ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000259078 [Member] | FT Vest Rising Dividend Achievers Target Income ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000259078 [Member] | First Trust Smith Opportunistic Fixed Income ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000259078 [Member] | First Trust Core Investment Grade ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000259078 [Member] | FT Vest Technology Dividend Target Income ETF [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000259078 [Member] | First Trust Nasdaq BuyWrite Income ETF [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000259078 [Member] | First Trust BuyWrite Income ETF [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%